Impairment of Goodwill and Long-Lived Assets - Long-Lived Assets Impairment Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	$ 120,237		$ 245,908
Donetsk Electrometallurgical Plant (DEMP) [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	18,020	177,417	205,522
Steel Segment [Member] | Izhstal [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	101,097
Steel Segment [Member] | Donetsk Electrometallurgical Plant (DEMP) [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	18,020
Steel Segment [Member] | Mechel Service Romania S.R.L [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	1,120
Steel Segment [Member] | Ductil Steel S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets			115,181
Steel Segment [Member] | Mechel Targoviste S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets			48,806
Steel Segment [Member] | Kazakhstansky Nickel Mining Company [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets			23,864
Steel Segment [Member] | Laminorul S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets			29,933
Steel Segment [Member] | Mechel Campia Turzii S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets			19,727
Steel Segment [Member] | Mechel Nemunas (MN) [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets			$ 8,397